Consolidated Statement of Stockholders' Deficit - USD ($)	Series E Preferred Stock [Member] Preferred Stock [Member]	Series F Preferred Stock [Member] Preferred Stock [Member]	Series G Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 28, 2022	$ 3,350	$ 101,618		$ 47,353	$ 73,015,576	$ (94,144,254)	$ (20,976,357)
Balance, (in shares) at Feb. 28, 2022	3,350,000	2,532		4,735,210,360
Issuance of shares, net of issuance costs				$ 10,579	7,760,590		7,771,169
Issuance of shares, net of issuance costs (in shares)				1,057,841,576
Cashless exercise of warrants				$ 453	(453)
Cashless exercise of warrants ,shares				45,306,557
Penalty shares issued pursuant to a share purchase agreement				$ 175	(175)
Penalty shares issued pursuant to a share purchase agreement ,shares				17,500,000
Relative fair value of Series F warrants issued with debt		$ 1			1,201,127		1,201,128
Relative fair value of Series F warrants issued with debt, shares		1
Relative fair value of warrants issued with debt					990,467		990,467
Fair value of 955,000,000 warrants cancelled for debt issuance					(2,960,500)		(2,960,500)
Shares issued for services				$ 100	118,400		118,500
Shares issued for services, shares				10,000,000
Cancelled shares				$ (171)	171
Cancelled shares ,shares				(17,116,894)
Stock based compensation - employee stock option plan					122,050		122,050
Rounding					(1)		(1)
Net income						(18,109,457)	(18,109,457)
Balance at Feb. 28, 2023	$ 3,350	$ 101,619		$ 58,489	80,247,252	(112,253,711)	(31,843,001)
Balance, (in shares) at Feb. 28, 2023	3,350,000	2,533		5,848,741,599
Issuance of shares, net of issuance costs				$ 33,834	10,792,061		10,825,895
Issuance of shares, net of issuance costs (in shares)				3,383,509,359
Relative fair value of Series F warrants issued with debt					1,209,206		1,209,206
Shares issued for services				$ 65	44,395		44,460
Shares issued for services, shares				6,500,000
Stock based compensation - employee stock option plan					272,599		272,599
Net income						(20,708,716)	(20,708,716)
Balance at Feb. 29, 2024	$ 3,350	$ 101,619		$ 92,388	$ 92,565,513	$ (132,962,427)	$ (40,199,557)
Balance, (in shares) at Feb. 29, 2024	3,350,000	2,533		9,238,750,958